COMMITMENTS AND CONTINGENCIES COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies [Table Text Block]
The following table presents First Financial's loan balances and contractual obligations to extend credit as of December 31, 2020.

(dollars in thousands)	Unfunded commitment	Loan balance
Commercial & industrial	$1,270,765	$3,007,509
Lease financing	0	72,987
Construction real estate	374,008	636,096
Commercial real estate-investor	139,754	3,244,540
Commercial real estate-owner	51,637	1,063,318
Residential real estate	28,895	1,003,086
Home equity	762,406	743,099
Installment	18,229	81,850
Credit card	207,365	48,485
Total	$2,853,059	$9,900,970